Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2023		2022
	Shares purchased	Cash amount	Shares purchased	Cash amount
2021 Bid	—	$—	12,554,879	$779
2022 Bid	239,296	13	6,608	1

	239,296	$13	12,561,487	$780

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 22, 2024 were exercised or converted:

Common Shares	286,866,376
Stock options [i]	5,572,829

292,439,205

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.